Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables.
Schedule of trade and other payables

	2022	2023
	EUR k	EUR k
Trade payables	68,246	46,365
Miscellaneous liabilities	5,217	1,668
Total	73,463	48,033